Accumulated Other Comprehensive Income - Summary of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 17,904	$ 17,774	$ 19,360	$ 23,033
Foreign currency translation loss, net of tax	(1,821)	(6,115)	(3,168)	(11,087)
Actuarial gain/(loss), net of tax	(48)	102	(156)	(185)
Ending balance	16,036	11,761	16,036	11,761
Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	19,444	19,339	20,792	24,311
Foreign currency translation loss, net of tax	(1,821)	(6,115)	(3,168)	(11,087)
Ending balance	17,624	13,224	17,624	13,224
Defined Benefit Pension Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(1,540)	(1,565)	(1,432)	(1,278)
Actuarial gain/(loss), net of tax	(48)	102	(156)	(185)
Ending balance	$ (1,588)	$ (1,463)	$ (1,588)	$ (1,463)